Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2016
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Accrued Expenses and Other Current Liabilities

Note 13 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2016	2015
Project-related provisions	$208,357	$201,719
Taxes payable	38,430	68,448
Dividends payable(1)	28,693	25,697
Derivative instruments(2)	4,407	17,779
Other	331,818	295,184

	$611,705	$608,827

(1)	The amounts payable as a result of the July 26, 2016 and the July 29, 2015 dividend declarations. Please see Note 18 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments. Please see Note 6 to the consolidated financial statements.